Form N-1A Cover	Jul. 01, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Trading Symbol	nlfun
Document Effective Date	Jul. 01, 2025
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Document Creation Date	Jul. 01, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 01, 2025